CONSOLIDATED STATEMENT OF FINANCIAL POSITION - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	¥ 9,412,060	¥ 7,516,966
Trade accounts and other receivables	3,789,429	3,586,130
Receivables related to financial services	11,057,269	8,279,806
Other financial assets	4,702,168	1,715,675
Inventories	4,605,368	4,255,614
Income tax receivable	116,886	218,704
Other current assets	1,031,098	886,885
Total current assets	34,714,279	26,459,781
Non-current assets
Investments accounted for using the equity method	5,710,106	5,227,345
Receivables related to financial services	20,637,090	16,491,045
Other financial assets	11,390,559	10,556,431
Property, plant and equipment
Land	1,441,811	1,426,370
Buildings	5,884,749	5,464,811
Machinery and equipment	16,469,032	14,796,619
Vehicles and equipment on operating leases	7,523,911	6,774,427
Construction in progress	1,040,188	846,866
Total property, plant and equipment, at cost	32,359,692	29,309,093
Less - Accumulated depreciation and impairment losses	(18,101,905)	(16,675,119)
Total property, plant and equipment, net	14,257,788	12,633,974
Right of use assets	532,835	491,368
Intangible assets	1,355,326	1,249,122
Deferred tax assets	502,230	387,427
Other non-current assets	1,014,083	806,687
Total non-current assets	55,400,017	47,843,399
Total assets	90,114,296	74,303,180
Current liabilities
Trade accounts and other payables	5,251,357	4,986,309
Short-term and current portion of long-term debt	15,406,284	12,305,639
Accrued expenses	1,863,760	1,552,345
Other financial liabilities	1,700,137	1,392,397
Income taxes payable	1,224,542	404,606
Liabilities for quality assurance	1,836,314	1,686,357
Other current liabilities	1,895,516	1,632,063
Total current liabilities	29,177,909	23,959,715
Non-current liabilities
Long-term debt	21,155,496	17,074,634
Other financial liabilities	495,814	533,710
Retirement benefit liabilities	1,077,962	1,065,508
Deferred tax liabilities	2,219,638	1,802,346
Other non-current liabilities	748,139	603,052
Total non-current liabilities	25,697,049	21,079,251
Total liabilities	54,874,958	45,038,967
Shareholders' equity
Common stock	397,050	397,050
Additional paid-in capital	491,802	498,728
Retained earnings	32,795,365	28,343,296
Other components of equity	4,503,756	2,836,195
Treasury stock	(3,966,982)	(3,736,562)
Total Toyota Motor Corporation shareholders' equity	34,220,991	28,338,706
Non-controlling interests	1,018,347	925,507
Total shareholders' equity	35,239,338	29,264,213
Total liabilities and shareholders' equity	¥ 90,114,296	¥ 74,303,180